Subsequent Events (Details Narrative) - USD ($)			9 Months Ended
	Nov. 17, 2022	Sep. 13, 2022	Oct. 31, 2022	Oct. 31, 2021
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock			$ 1,180,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock		$ 1,180,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares sold	7,400
Proceeds from issuance of preferred stock	$ 185,000